Property, plant and equipment - Provision for Spare Parts (Details) - Spare Parts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 48,262	$ 42,881
Increase in provisions	3,810	5,381
Ending balance	$ 52,072	$ 48,262